FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
a)Summary of cash and cash equivalents, investments and derivative assets and liabilities
The summary of financial assets and financial liabilities is as follows:

	2022
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$506	$506
Cash equivalents	—	—	1,639	1,639
Total cash and cash equivalents[2]	—	—	2,145	2,145

Derivatives
Foreign exchange forwards	6	—	—	6
Cross currency swaps	1	—	—	1
Interest rate swaps	1	—	—	1
Options	36	—	—	36
Total derivative assets	44	—	—	44

Debt securities
Bonds
Government and municipal	387	3,293	—	3,680
Corporate	1,974	11,492	—	13,466
Asset-backed securities	389	1,213	—	1,602
Private debt	—	256	—	256
Total debt securities	2,750	16,254	—	19,004

Equity
Common shares	—	1,207	—	1,207
Preferred shares	11	62	—	73
Private equity and other	—	129	—	129
Total equity	11	1,398	—	1,409

Loans and receivables
Mortgage loans	—	—	5,930	5,930
Private loans	—	—	1,172	1,172
Other loans	—	—	427	427
Total loans and receivables	—	—	7,529	7,529

Short term investments
Time deposit	—	—	1	1
Total short term investments	—	—	1	1

Separately managed accounts	—	128	—	128
Other invested assets	—	14	13	27
Total investments	2,761	17,794	7,543	28,098

Separate account assets	—	1,045	—	1,045

Reinsurance funds withheld	5,610	—	—	5,610

Derivative liabilities
Foreign exchange forwards	(13)	—	—	(13)
Bond futures	(25)	—	—	(25)
Total derivative liabilities	(38)	—	—	(38)

Funds withheld liabilities	(10)	—	—	(10)

Separate account liabilities	—	(1,045)	—	(1,045)

Notes payable	—	—	(151)	(151)
1.All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
2.Cash and cash equivalents as at December 31, 2022 includes $182 million of collateral that is pledged to the benefit of the company from its derivative counterparties with a corresponding liability to return the collateral in liabilities for derivative financial instruments.

	2021
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$320	$320
Cash equivalents	—	—	73	73
Total cash and cash equivalents	—	—	393	393

Derivatives
Foreign exchange forwards	10	—	—	10
Bond futures	9	—	—	9
Options	127	—	—	127
Total derivative assets	146	—	—	146

Debt securities
Bonds
Government and municipal	377	1,287	—	1,664
Corporate	1,471	260	—	1,731
Asset-backed securities	115	53	—	168
Private debt	—	137	—	137
Total debt securities	1,963	1,737	—	3,700

Equity
Common shares	—	306	—	306
Preferred shares	4	15	—	19
Private equity and other	—	162	—	162
Total equity	4	483	—	487

Loans and receivables
Mortgage loans	—	—	188	188
Private loans	—	—	568	568
Total loans and receivables	—	—	756	756

Total investments	1,967	2,220	756	4,943

Reinsurance funds withheld	4,650	—	—	4,650

Derivative liabilities
Interest rate swaps	(1)	—	—	(1)
Total derivative liabilities	(1)	—	—	(1)

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
As at December 31, 2022, the fair value of loans and receivables was $7.2 billion. (2021 - $756 million)
The carrying value of investments and separate account assets, excluding equity, cash and cash equivalents and short term investments, are shown by contractual maturity of investments.

AS AT DEC.31, 2022 US$ MILLIONS	Within 1 year	1-3 years	4-5 years	Over 5 years	Total
Bonds	$2,939	$1,528	$3,154	$9,525	$17,146
Asset-backed securities	3	170	325	1,104	1,602
Private debt	—	—	117	139	256
Loans and receivables	1,059	2,246	2,029	2,195	7,529
Separately managed accounts	10	80	36	2	128
Other invested assets	—	2	3	22	27
Separate account assets	17	46	42	940	1,045
Total	$4,028	$4,072	$5,706	$13,927	$27,733

AS AT DEC.31, 2021 US$ MILLIONS	Within 1 year	1-3 years	4-5 years	Over 5 years	Total
Bonds	$1,209	$22	$66	$2,098	$3,395
Asset-backed securities	14	30	50	74	168
Private Debt	—	137	—	—	137
Loans and receivables	170	183	127	276	756
Total	$1,393	$372	$243	$2,448	$4,456
AFS investments and investments measured at amortized cost are individually evaluated for impairment. For the year ended December 31, 2022, the company did not incur any impairment expense (December 31, 2021 – $Nil).
The company had collateral pledged of $45 million as at December 31, 2022 (December 31, 2021 – $23 million) for the benefit of the company's counterparties primarily to its derivative instrument contracts, Federal Home Loan Bank agreements, reinsurance agreements, financing and worker's compensation.
b)Fair value hierarchy
Investments measured at fair value are classified in accordance with a valuation hierarchy that reflects the significance of the inputs used in determining their fair value, as per IFRS 13 Fair Value Measurement. Under Level 1 of this hierarchy, fair value is derived from unadjusted quoted prices in active markets for identical investments. Under Level 2, fair value is derived from market inputs that are directly or indirectly observable other than unadjusted quoted prices for identical investments. Under Level 3, fair value is derived from inputs that are not based on observable market data.
The following sets out the financial assets and financial liabilities classified in accordance with the above-mentioned fair value hierarchy, excluding financial assets and financial liabilities that are carried at amortized cost.

	2022
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$2,361	$—	$2,361
Asset-backed securities	—	389	—	389
Preferred shares	11	—	—	11
Derivative assets	—	43	1	44
Reinsurance funds withheld	—	5,610	—	5,610

Available for sale:
Bonds	1,107	12,066	1,612	14,785
Asset-backed securities	—	294	919	1,213
Private debt	—	—	256	256
Common shares	981	58	168	1,207
Preferred shares	23	—	39	62
Private equity and other	13	—	116	129
Other invested assets	—	14	—	14
Separate account assets	318	700	27	1,045
Separately managed accounts	—	—	128	128
Total financial assets	2,453	21,535	3,266	27,254

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	(26)	(12)	—	(38)
Funds withheld liabilities	—	(10)	—	(10)
Available for sale:
Separate account liabilities	(318)	(700)	(27)	(1,045)
Total financial liabilities	$(344)	$(722)	$(27)	$(1,093)

	2021
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,848	$—	$1,848
Asset-backed securities	—	115	—	115
Common shares	243	—	—	243
Preferred shares	4	—	—	4
Derivative assets	9	137	—	146
Reinsurance funds withheld	—	4,650	—	4,650

Available for sale:
Bonds	1,165	382	—	1,547
Asset-backed securities	—	53	—	53
Private debt	—	—	137	137
Common shares	1	62	—	63
Preferred shares	3	2	10	15
Private equity and other	—	—	162	162
Total financial assets	1,425	7,249	309	8,983

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	—	(1)	—	(1)
Funds withheld liabilities	—	(12)	—	(12)
Total financial liabilities	$—	$(13)	$—	$(13)
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

Type of Financial Instruments	Valuation Techniques and Key Inputs
Bonds and other equities
Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.
The company evaluates each asset class based on relevant market information, credit information, perceived market movements and sector news. The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include: benchmark yields, reported trades, pricing source quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events. The extent of the use of each market input depends on the asset class and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

Asset-backed securities	Valuation model is based on quoted prices of similar traded securities in active markets.
The primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, weighted-average coupon and weighted-average maturity, issuer rating, structure of the security, expected prepayment speeds and volumes, collateral type, current and forecasted loss severity, average delinquency rates, vintage of the loans, geographic region, debt-service coverage ratios, payment priority with the tranche, benchmark yields and credit spreads.

Derivative assets/Derivative liabilities	Foreign currency forward contracts—discounted cash flow model—forward exchange rates (from observable forward exchange rates at the end of the reporting period); discounted at a credit adjusted rate.
Interest rate contracts - discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate.
Warrants – intrinsic value based on the difference between strike prices and the unadjusted quoted prices of underlying equity investments in active markets.

Reinsurance funds withheld
Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.

Separate account assets and liabilities
The separate account assets included in the quantitative disclosures fair value hierarchy table are comprised of short-term investments, equity securities, and fixed maturity bonds available-for-sale. Short-term investments and fixed maturity securities are classified as Level 2 measurements. The classifications for separate assets reflect the fair value methodologies of the underlying asset and liability fair value methodologies listed above.

Funds withheld liabilities
Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.

The company performs initial and ongoing analysis and review of the valuation techniques utilized in determining fair value to ensure that they are appropriate and consistently applied, and that the valuation assumptions are reasonable. The company analyzes and reviews the data, assumptions and valuation model to ensure that the fair value represents a reasonable estimate as at reporting period end and to monitor controls around fair value measurement, which includes quantitative and qualitative analysis and is overseen by the company’s investment and accounting personnel.
Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

Type of Asset	Valuation Techniques	Significant Unobservable Inputs	Significant unobservable inputs and relationship of unobservable inputs to fair value
Equity-index Option	Heston and Black-Scholes Valuation models	• Interest rate (risk-free rate assumptions) • Underlying equity quoted index prices	• Increases (decreases) in interest rate assumptions decrease (increase) fair value • Increases (decreases) in underlying equity index prices increase (decrease) fair value
Bonds and asset-backed securities	Bonds • Discounted cash flows (yield analysis) • Income approach	Bonds • Contractual cash flows • Duration • Call provisions	Bonds • Increases (decreases) in contractual cash flows increase (decrease) fair value • Increases (decreases) in duration increase (decrease) fair value
	Asset-backed securities • Broker quotes • Income approach	Asset-backed securities • Contractual cash flows • Weighted-average coupon and maturity • Collateral type • Loss severity • Geography	Asset-backed securities • Increases (decreases) in contractual cash flows increase (decrease) fair value • Increases (decreases) in interest rate assumptions decrease (increase) fair value
Private debt	• Income approach	• Weighted-average life • Risk premium	• Increases (decreases) in weighted-average life increase (decrease) fair value • Increases (decreases) in interest rate assumptions decrease (increase) fair value
Common shares, preferred shares and private equity	• Broker quotes • Income approach	• Security structure

Separately managed accounts	Common Stock and Warrants • Guideline public company method uses price multiples from data on comparable public companies. • Option pricing method • Current Value Method ("CVM")	Common Stock and Warrants
• Next Calendar Year Multiple
• Next Calendar Year +1 Earnings before interest, tax, depreciation and amortization ("EBITDA") Multiple
•Last Twelve Months Revenue Multiple valuation metric shows revenue for the past 12 month period.
• Last Twelve Months EBITDA Multiple valuation metric shows earnings before interest, taxes, depreciation and amortization adjustments for the past 12 month period.
• Term
• Volatility
• Discount for lack of marketability ("DLOM")

• Increases (decreases) in Next Calendar Year Multiple increase (decrease) fair value
• Increases (decreases) in Next Calendar Year EBITDA Multiple increase (decrease) fair value
• Increases (decreases) in Last Twelve Months Revenue Multiple increase (decrease) fair value
• Increases (decreases) in Last Twelve Months EBITDA Multiple increase (decrease) fair value
• Increases (decreases) in term increase (decrease) fair value
• Increases (decreases) in volatility increase (decrease) fair value
• Increases (decreases) in DLOM decrease (increase) fair value
• Increases (decreases) in discount rate decrease (increase) fair value
Preferred Stock • Guideline public company method uses price multiples from data on comparable public companies. • CVM	Preferred Stock
• Next Calendar Year Revenue Multiple
• Next Calendar Year +1 EBITDA Multiple
• Last Twelve Months Revenue Multiple valuation metric shows revenue for the past 12 month period.
• Last Twelve Months EBITDA Multiple valuation metric shows earnings before interest, taxes, depreciation and amortization adjustments for the past 12 month period.
• Increases (decreases) in Next Calendar Year Revenue Multiple increase (decrease) fair value
• Increases (decreases) in Next Calendar Year EBITDA Multiple increase (decrease) fair value
• Increases (decreases) in Last Twelve Months Revenue Multiple increase (decrease) fair value
• Increases (decreases) in Last Twelve Months EBITDA Multiple valuation increase (decrease) fair value

Fixed Income • Discounted cash flows (yield analysis) • market transactions approach • CVM • Cost	Fixed Income • Discount rate • Next Calendar Year EBITDA	• Increases (decreases) in discount rate decrease (increase) fair value • Increases (decreases) in Next Calendar Year EBITDA increase (decrease) fair value
Separate account assets and liabilities	Equity method	• Proportionate share of net income of the underlying investment fund
• Proportionate share of other comprehensive income of the underlying investment fund
• Proportionate share of distribution received from the underlying investment fund	• Increases (decreases) in proportionate share of net income of the underlying investment fund increase (decrease) fair value
• Increases (decreases) in proportionate share of other comprehensive income of the underlying investment fund increase (decrease) fair value
• Increases (decreases) in proportionate share of distribution received from the underlying investment fund decrease (increase) fair value

The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2022 and 2021:

	2022		2021
AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$309	$—	$—	$—
Fair value changes in net income	(14)	3	—	—
Fair value changes in other comprehensive income	(33)	—	—	—
Additions	3,095	32	309	—
Disposals	(91)	(8)	—	—
Balance, end of year	$3,266	$27	$309	$—
Certain comparative amounts have been reclassified to be consistent with the current year's presentation.

There were no transfers between Level 1, Level 2 or Level 3 during the years ended December 31, 2022 and December 31, 2021.
c)Net investment income
Net investment income is comprised of income earned from the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Interest income
Cash and cash equivalents	$34	$1	$—
FVTPL investments	106	51	28
AFS investments	326	12	2
Loans and receivables	237	5	—
Total interest income	703	69	30

Dividend income
FVTPL investments	5	—	—
AFS investments	7	—	—
Total dividend income	12	—	—

Realized gains on investments and derivatives
FVTPL investments	(86)	3	3
Derivatives	211	(45)	—
AFS investments	6	2	—
Foreign exchange gain/loss	26	9	—
Total realized gains on investments and derivatives	157	(31)	3

Unrealized gains (losses) on investments and derivatives
FVTPL investments	(302)	(60)	46
AFS investments	(22)	—	$—
Derivatives	(298)	27	6
Total unrealized gains (losses) on investments and derivatives	(622)	(33)	52

Other investment income (expenses)	86	(4)	(1)
Net investment income	$336	$1	$84
d)Net investment results from funds withheld
Net investment results from funds withheld is comprised of income earned from the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Interest income
FVTPL investments	$199	$29	$—
Total interest income attributable to funds withheld	199	29	—

Realized losses on investments and derivatives
FVTPL investments	(73)	(2)	—
Foreign exchange losses	(3)	(4)	—
Total realized losses on investments and derivatives attributable to funds withheld	(76)	(6)	—

Unrealized losses on investments and derivatives
FVTPL investments	171	(19)	—
Foreign exchange losses	(14)	(1)	—
Total unrealized losses on investments and derivatives attributable to funds withheld	157	(20)	—

Other investment income	1	75	—

Net investment results from funds withheld	$281	$78	$—

e)Derivative financial instruments
The company manages foreign currency exposure and other market risks associated with certain assets and liabilities by using derivative financial instruments such as foreign exchange forwards, bond futures, options, cross currency swaps, interest rate swaps and warrants. Derivative financial instruments are financial contracts whose value is derived from underlying interest rates, exchange rates or other financial instruments.
Foreign exchange forwards, options, cross currency swaps, interest rate swaps and warrants are over-the-counter (OTC) contractual agreements negotiated between counterparties. Futures contracts are traded on an organized market and are contractual obligations to buy or to sell a financial instrument at a predetermined future time at a given price.
The notional principal represents the amount to which a rate or price is applied to determine the cash flows to be exchanged periodically and does not represent credit exposure. Maximum credit risk is the estimated cost of replacing derivative financial instruments which have a positive value, should the counterparty default.
The following table presents the fair values of derivative assets and liabilities categorized by type of hedge for accounting purposes and derivative investments:

	2022			2021
AS AT DEC. 31 US$ MILLIONS	Total notional amount	Fair value		Total notional amount	Fair value
		Assets	Liabilities		Assets	Liabilities
Derivative investments	$11,478	$44	$(32)	$7,469	$146	$(1)
Fair value hedges	140	—	(6)	—	—	—
Total derivatives[1]	$11,618	$44	$(38)	$7,469	$146	$(1)

Notional principal by terms of maturity and the fair value of derivatives are presented in the table below.

				Notional amount
AS AT DEC. 31, 2022 US$ MILLIONS	Fair value asset	Fair value liabilities	Collateral pledged	Within 1 year	1-3 years	4-5 years	Over 5 years	Notional principal
Exchange traded
Bond futures	$—	$(25)	$78	$1,504	$—	$—	$—	$1,504
Over-the-counter
Foreign exchange forwards	7	(13)	3	2,564	66	—	—	2,630
Cross currency swaps	1	—	—	9	—	—	8	17
Interest rate swaps	1	—	—	—	—	—	15	15
Options[1]	35	—	101	7,001	451	—	—	7,452
Total	$44	$(38)	$182	$11,078	$517	$—	$23	$11,618

[1]Includes equity-index options, recorded within Other invested assets in Note 4(a) and Note 4(b) tables.

				Notional amount
AS AT DEC. 31, 2021 US$ MILLIONS	Fair value asset	Fair value liabilities	Collateral pledged	Within 1 year	1-3 years	4-5 years	Over 5 years	Notional principal
Exchange traded
Bond futures	$9	$—	$22	$730	$—	$—	$—	$730
Over-the-counter
Foreign exchange forwards	10	—	1	787	59	—	—	846
Warrants	—	—	—	1	—	—	—	1
Cross currency swaps	—	—	—	—	10		8	18
Interest rate swaps	—	(1)	—	—	—	1	71	72
Options	127	—	—	5,802	—	—	—	5,802
Total	$146	$(1)	$23	$7,320	$69	$1	$79	$7,469

The company monitors the fair values of bond futures and forwards on a daily basis, with additional cash collateral obtained or refunded as necessary.
Bond futures and most foreign exchange forwards, cross currency swaps and options mature in less than 1 year. Interest rate swaps mature in over 5 years and settle on a semi-annual or annual basis. Derivatives are measured at FVTPL and are reported on the Statements of Financial Position as derivative assets or derivative liabilities. The fair value of exchange-traded futures contracts is determined based on Level 1 inputs. OTC foreign currency forwards, options, currency swaps and interest rate swaps are valued on the contract notional amounts, which is the difference between contract and market rates. These inputs are derived from observable market data and as such are classified as Level 2 instruments.
For OTC derivatives, collateral is collected from and pledged to derivative counterparties according to the Credit Support Annexes, which form part of the International Swaps and Derivatives Associations' master agreements, when the exposure exceeds a specified threshold. For exchange-traded derivatives, their positions are margined on a daily basis (both initial margin and variation margin) subject to derivative clearing agreements with the exchanges and clearing houses. As at December 31, 2022, the company has pledged $182 million of financial assets as collateral under the terms of the derivative contracts (2021 – $23 million).
For an analysis of the company’s risks arising from financial instruments and the policies and procedures to manage these risks refer to Note 22 Risk Management.
f)Summary of investments

	2022		2021
AS AT DEC. 31 US$ MILLIONS	Carrying Amount	Percent	Carrying Amount	Percent
Corporate debt securities
Corporate bonds	$13,466	46%	$1,731	34%
Asset-backed securities	1,602	5%	168	3%
Private debt	256	1%	137	3%
	15,324	53%	2,036	40%
Government bonds
United States government	3,292	11%	1,271	25%
Canada government	79	—%	61	1%
Canada provincials	309	1%	332	7%
	3,680	13%	1,664	33%
Loans and receivables
Private loans	1,172	4%	568	11%
Mortgage loans	5,930	20%	188	4%
Other loans	427	2%	—	—%
	7,529	26%	756	15%
Separately managed accounts	128	—%	—	—%
Other invested assets	27	—%	—	—%
Separate account assets	1,045	4%	—	—%

Derivatives
Foreign exchange forwards	(7)	—%	10	—%
Cross currency swaps	1	—%	—	—%
Interest rate swaps	1	—%	(1)	—%
Bonds futures	(25)	—%	9	—%
Options	36	1%	127	2%
	6	1%	145	2%
Equity
Common shares	1,207	4%	306	6%
Preferred shares	73	—%	19	—%
Private equity and other	129	—%	162	3%
	1,409	4%	487	10%

Total	$29,149	100%	$5,088	100%